UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-8081

Name of Fund:  MuniHoldings Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, MuniHoldings Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 04/30/2006

Date of reporting period: 11/01/05 - 01/31/06

Item 1 - Schedule of Investments


MuniHoldings Fund, Inc.


Schedule of Investments as of January 31, 2006                                                                     (in Thousands)
                          Face
State                   Amount   Municipal Bonds                                                                         Value
Alabama - 3.0%      $    1,750   Camden, Alabama, IDB, Exempt Facilities Revenue Bonds (Weyerhaeuser Company),
                                 Series A, 6.125% due 12/01/2024                                                       $    1,934

                         4,550   Jefferson County, Alabama, Limited Obligation School Warrants, Series A,
                                 5% due 1/01/2024                                                                           4,694


Alaska - 1.3%            3,000   Valdez, Alaska, Marine Terminal Revenue Refunding Bonds (BP Pipelines Inc. Project),
                                 VRDN, Series B, 3.05% due 7/01/2037 (i)                                                    3,000


Arizona - 3.9%             935   Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                 Project 1), Series A, 6.50% due 7/01/2012                                                    951

                         2,300   Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                 Project 1), Series A, 6.75% due 7/01/2029                                                  2,309

                         3,000   Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America West
                                 Airlines Inc. Project), AMT, 6.30% due 4/01/2023                                           2,437

                         2,300   Pinal County, Arizona, COP, 5% due 12/01/2029                                              2,341

                           610   Show Low, Arizona, Improvement District Number 5, Special Assessment Bonds, 6.375%
                                 due 1/01/2015                                                                                630

Arkansas - 0.9%          2,000   University of Arkansas, University Construction Revenue Bonds (UAMS Campus), Series B,
                                 5% due 11/01/2023 (g)                                                                      2,103

California - 20.8%         875   Agua Caliente Band of Cahuilla Indians, California, Casino Revenue Bonds, 5.60%
                                 due 7/01/2013                                                                                911

                         2,965   California Infrastructure and Economic Development Bank, Insured Revenue Bonds
                                 (Rand Corporation), Series A, 5.50% due 4/01/2032 (b)                                      3,195

                         3,405   California Pollution Control Financing Authority, PCR, Refunding, DRIVERS, AMT,
                                 Series 878Z, 7.345% due 12/01/2009 (g)(j)                                                  3,862

                         6,800   California State Public Works Board, Lease Revenue Bonds (Department of Corrections),
                                 Series C, 5.25% due 6/01/2028                                                              7,133

                         2,500   California State, Various Purpose, GO, 5.50% due 4/01/2028                                 2,748

                         3,870   California Statewide Communities Development Authority, Health Facility Revenue
                                 Bonds (Memorial Health Services), Series A, 6% due 10/01/2023                              4,269


Portfolio Abbreviations

To simplify the listings of MuniHoldings Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT           Alternative Minimum Tax (subject to)
COP           Certificates of Participation
DRIVERS       Derivative Inverse Tax-Exempt Receipts
EDA           Economic Development Authority
GO            General Obligation Bonds
HDA           Housing Development Authority
IDA           Industrial Development Authority
IDB           Industrial Development Board
IDR           Industrial Development Revenue Bonds
PCR           Pollution Control Revenue Bonds
VRDN          Variable Rate Demand Notes



MuniHoldings Fund, Inc.


Schedule of Investments as of January 31, 2006 (concluded)                                                         (in Thousands)
                          Face
State                   Amount   Municipal Bonds                                                                        Value
California          $    2,000   East Side Union High School District, California, Santa Clara County, GO
(concluded)                      (Election of 2002), Series D, 5% due 8/01/2021 (k)                                    $    2,124

                         1,165   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                 Revenue Bonds, Series A-3, 7.875% due 6/01/2042                                            1,400

                         1,670   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                 Revenue Bonds, Series B, 5.625% due 6/01/2013 (h)                                          1,869

                         6,000   Los Angeles, California, Unified School District, GO, Series A, 5% due 1/01/2028 (g)       6,261

                         2,405   Montebello, California, Unified School District, GO, 5.61%* due 8/01/2022 (c)              1,139

                         2,455   Montebello, California, Unified School District, GO, 5.61%* due 8/01/2023 (c)              1,104

                         2,095   Oceanside, California, Unified School District, GO (Election of 2000), Series C, 5.25%
                                 due 8/01/2032 (g)                                                                          2,213

                         3,490   Sequoia, California, Unified High School District, GO, Refunding, Series B, 5.50%
                                 due 7/01/2035 (e)                                                                          3,863

                         1,000   Sunnyvale, California, School District, GO (Election of 2004), Series A, 5% due
                                 9/01/2026 (e)                                                                              1,053

                         2,440   University of California, Limited Project Revenue Bonds, Series B, 5% due 5/15/2033 (e)    2,530

                         2,565   William S. Hart Union High School District, California, Capital Appreciation, GO
                                 (Election of 2001), Series B, 4.72%* due 9/01/2025 (e)                                     1,026


Colorado - 1.7%          2,645   Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                                 Series A, 7.35% due 9/01/2031                                                              2,801

                         1,000   Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds (Public
                                 Improvement Fees), 8.125% due 12/01/2025                                                     995


Connecticut - 3.3%       2,285   Bridgeport, Connecticut, Senior Living Facilities Revenue Bonds (3030 Park Retirement
                                 Community Project), 7.25% due 4/01/2035                                                    1,935

                         2,165   Connecticut State Development Authority, Airport Facility Revenue Bonds (LearJet Inc.
                                 Project), AMT, 7.95% due 4/01/2026                                                         2,571

                         2,735   Connecticut State Development Authority, IDR (AFCO Cargo BDL-LLC Project), AMT, 8%
                                 due 4/01/2030                                                                              2,959


Florida - 8.4%           1,430   Broward County, Florida, Airport Exempt Facility Revenue Bonds (Learjet Inc. Project),
                                 AMT, 7.50% due 11/01/2020                                                                  1,622

                         2,340   Miami-Dade County, Florida, Subordinate Special Obligation Revenue Bonds, Series A,
                                 5.24%* due 10/01/2037 (g)                                                                    460

                         2,250   Midtown Miami, Florida, Community Development District, Special Assessment Revenue
                                 Bonds, Series A, 6.25% due 5/01/2037                                                       2,383

                         2,550   Midtown Miami, Florida, Community Development District, Special Assessment Revenue
                                 Bonds, Series B, 6.50% due 5/01/2037                                                       2,756

                         3,225   Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Orlando
                                 Regional Healthcare), 6% due 12/01/2012 (h)                                                3,663

                         2,095   Orlando, Florida, Greater Orlando Aviation Authority, Airport Facilities Revenue
                                 Bonds (JetBlue Airways Corp.), AMT, 6.50% due 11/15/2036                                   2,096

                           900   Orlando, Florida, Urban Community Development District, Capital Improvement Special
                                 Assessment Bonds, Series A, 6.95% due 5/01/2033                                              971

                         1,685   Preserve at Wilderness Lake, Florida, Community Development District, Capital
                                 Improvement Bonds, Series A, 5.90% due 5/01/2034                                           1,726

                         1,000   Tern Bay Community Development District, Florida, Capital Improvement Revenue
                                 Refunding Bonds, Series A, 5.375% due 5/01/2037                                              984

                         2,300   West Villages Improvement District, Florida, Special Assessment Revenue Refunding
                                 Bonds (Unit of Development Number 2), 5.80% due 5/01/2036                                  2,343


Georgia - 0.8%           1,750   Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), 7.90% due 12/01/2024    1,893


Illinois - 3.9%            730   Beardstown, Illinois, IDR (Jefferson Smurfit Corp. Project), 8% due 10/01/2016               754

                         1,000   Chicago, Illinois, O'Hare International Airport, Special Facility Revenue Refunding
                                 Bonds (American Airlines Inc. Project), 8.20% due 12/01/2024                                 967

                         1,200   Chicago, Illinois, Special Assessment Bonds (Lake Shore East), 6.75% due 12/01/2032        1,298

                         4,000   Illinois HDA, Homeowner Mortgage Revenue Bonds, AMT, Sub-Series C-2, 5.35% due 2/01/2027   4,089

                           400   Illinois Health Facilities Authority, Revenue Refunding Bonds (University of Chicago
                                 Hospitals), VRDN, 3.06% due 8/01/2026 (g)(i)                                                 400

                           700   Illinois State Finance Authority Revenue Bonds (Landing At Plymouth Place Project),
                                 Series A, 6% due 5/15/2025                                                                   711

                           625   Naperville, Illinois, IDR (General Motors Corporation), Refunding, VRDN, 8% due
                                 12/01/2012 (i)                                                                               625


Indiana - 2.6%           8,985   Allen County, Indiana, Redevelopment District Tax Increment Revenue Bonds (General
                                 Motors Development Area), 7%* due 11/15/2013                                               5,894


Kentucky - 1.0%          2,000   Louisville and Jefferson Counties, Kentucky, Metropolitan Sewer District, Sewer
                                 and Drain System Revenue Bonds, Series A, 5.50% due 5/15/2034 (g)                          2,174


Louisiana - 4.3%         4,115   Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan Missionaries
                                 of Our Lady Health System, Inc.), Series A, 5.25% due 8/15/2036                            4,211

                         1,750   New Orleans, Louisiana, Financing Authority Revenue Bonds (Xavier University of
                                 Louisiana Project), 5.30% due 6/01/2026 (g)                                                1,838

                         3,540   New Orleans, Louisiana, GO (Public Improvements), 5% due 10/01/2033 (g)                    3,604


Maryland -7.8%           1,875   Anne Arundel County, Maryland, Special Obligation Revenue Bonds (Arundel Mills Project),
                                 7.10% due 7/01/2009 (h)                                                                    2,124

                         7,575   Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Senior Series A, 5.25%
                                 due 9/01/2039 (k)                                                                          8,095

                           675   Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Sub-Series B, 5.875%
                                 due 9/01/2039                                                                                701

                         1,760   Maryland State Economic Development Corporation, Student Housing Revenue Bonds
                                 (University of Maryland College Park Project), 6% due 6/01/2021                            1,909

                         1,700   Maryland State Economic Development Corporation, Student Housing Revenue Bonds
                                 (University of Maryland College Park Project), 6.50% due 6/01/2027                         1,880

                         2,750   Maryland State Energy Financing Administration, Limited Obligation Revenue Bonds
                                 (Cogeneration-AES Warrior Run), AMT, 7.40% due 9/01/2019                                   2,787


Massachusetts - 1.9%     1,000   Massachusetts Bay Transportation Authority, Special Assessment Revenue Bonds,
                                 Series A, 5% due 7/01/2034                                                                 1,038

                         3,000   Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                 Series A, 5% due 8/15/2030 (e)                                                             3,139


Michigan - 3.5%          1,400   Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley
                                 Medical Center), Series A, 6% due 7/01/2020 (a)                                            1,527

                         4,805   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
                                 (Detroit Edison Pollution Control), AMT, Series B, 5.65% due 9/01/2029                     5,001

                         1,300   Michigan State Strategic Fund, PCR (General Motors Corporation Project), VRDN, 8%
                                 due 12/01/2008 (i)                                                                         1,300


Minnesota - 1.7%         3,500   Minneapolis, Minnesota, Community Development Agency, Supported Development Revenue
                                 Refunding Bonds, Series G-3, 5.45% due 12/01/2011 (h)                                      3,830


Mississippi - 5.5%       7,675   Claiborne County, Mississippi, PCR, Refunding (System Energy Resources Inc. Project),
                                 6.20% due 2/01/2026                                                                        7,760

                         2,500   Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System Energy
                                 Resources Inc. Project), 5.90% due 5/01/2022                                               2,539

                         1,000   Mississippi Development Bank, Special Obligation Revenue Refunding Bonds (Gulfport
                                 Water and Sewer System Project), 5.25% due 7/01/2017 (e)                                   1,096

                           810   Mississippi Development Bank, Special Obligation Revenue Refunding Bonds (Gulfport
                                 Water and Sewer System Project), 5.25% due 7/01/2019 (e)                                     884


Missouri - 1.4%          2,000   Fenton, Missouri, Tax Increment Revenue Refunding and Improvement Bonds (Gravois
                                 Bluffs), 7% due 10/01/2021                                                                 2,139

                         1,000   Missouri State Development Finance Board, Infrastructure Facilities Revenue
                                 Refunding Bonds (Branson), Series A, 5.50% due 12/01/2032                                  1,037


Nevada - 1.4%            3,000   Clark County, Nevada, IDR (Power Company Project), AMT, Series A, 6.70% due
                                 6/01/2022 (c)                                                                              3,072


New Jersey - 12.5%       5,385   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                           5,681

                         2,280   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034                           2,396

                         1,475   New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc.
                                 Facility), Series A, 7.25% due 11/15/2031                                                  1,597

                         2,600   New Jersey EDA, Retirement Community Revenue Bonds (Seabrook Village Inc.),
                                 Series A, 8.25% due 11/15/2030                                                             2,926

                         1,965   New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.125%
                                 due 3/01/2030                                                                              2,044

                         1,000   New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project),
                                 AMT, 6.625% due 9/15/2012                                                                    989

                         2,950   New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project),
                                 AMT, 6.25% due 9/15/2029                                                                   2,728

                         3,325   New Jersey Health Care Facilities Financing Authority Revenue Bonds (South Jersey
                                 Hospital), 6% due 7/01/2026                                                                3,551

                         3,500   New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series C, 5% due
                                 1/01/2030 (e)                                                                              3,646

                         2,315   Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds, 7%
                                 due 6/01/2041                                                                              2,643


New Mexico - 0.9%        2,000   Farmington, New Mexico, PCR, Refunding (Public Service Company-San Juan Project),
                                 Series A, 6.30% due 12/01/2016                                                             2,080


New York - 14.6%         1,190   Dutchess County, New York, IDA, Civic Facility Revenue Refunding Bonds (Saint Francis
                                 Hospital), Series A, 7.50% due 3/01/2029                                                   1,298

                         3,875   Metropolitan Transportation Authority, New York, Revenue Bonds, Series B, 5%
                                 due 11/15/2030 (b)                                                                         4,055

                           535   New York City, New York, City IDA, Civic Facility Revenue Bonds, Series C, 6.80% due
                                 6/01/2028                                                                                    577

                         5,500   New York City, New York, City Municipal Financing Authority, Water and Sewer Systems
                                 Revenue Bonds, Series B, 5% due 6/15/2036                                                  5,707

                           480   New York City, New York, GO, Refunding, Series F, 6% due 8/01/2016 (g)                       494

                         2,120   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds, DRIVERS,
                                 Series 1133Z, 7.166% due 10/15/2012 (b)(j)                                                 2,445

                         4,000   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds, Series A,
                                 5% due 10/15/2029 (b)                                                                      4,186

                         2,715   New York State Dormitory Authority Revenue Bonds (School Districts Financing Program),
                                 Series D, 5.25% due 10/01/2023 (g)                                                         2,926

                           200   New York State Local Government Assistance Corporation, Revenue Refunding Bonds, Sub-
                                 Lien, VRDN, Series 4V, 2.95% due 4/01/2022 (e)(i)                                            200

                         3,150   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1, 5.50%
                                 due 6/01/2018                                                                              3,432

                         3,500   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1, 5.50%
                                 due 6/01/2017                                                                              3,786

                         1,400   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1, 5.50%
                                 due 6/01/2022                                                                              1,531

                         2,080   Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue Bonds
                                 (Kendal on Hudson Project), Series A, 6.50% due 1/01/2034                                  2,218


North Carolina - 0.9%    1,040   Gaston County, North Carolina, Industrial Facilities and Pollution Control Financing
                                 Authority, Revenue Bonds (National Gypsum Company Project), AMT, 5.75% due 8/01/2035       1,089

                         1,000   North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (The ARC of
                                 North Carolina Projects), Series A, 5.80% due 10/01/2034                                   1,029


Oklahoma - 1.6%          2,125   Norman, Oklahoma, Regional Hospital Authority, Hospital Revenue Bonds, 5.375% due
                                 9/01/2036                                                                                  2,129

                         1,425   Tulsa, Oklahoma, Municipal Airport Trust Revenue Refunding Bonds (AMR Corporation),
                                 AMT, Series A, 5.375% due 12/01/2035                                                       1,407

Oregon - 0.9%            2,050   Western Generation Agency, Oregon, Cogeneration Project Revenue Bonds (Wauna
                                 Cogeneration Project), AMT, Series B, 7.40% due 1/01/2016                                  2,078


Pennsylvania - 8.1%      1,700   Bucks County, Pennsylvania, IDA, Retirement Community Revenue Bonds (Ann's Choice Inc.),
                                 Series A, 6.25% due 1/01/2035                                                              1,754

                         2,840   Lehigh County, Pennsylvania, IDA, PCR, Refunding (Pennsylvania Power and Light
                                 Utilities Corporation Project), 4.75% due 2/15/2027 (c)                                    2,882

                         3,500   Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue
                                 Bonds (National Gypsum Company), AMT, Series B, 6.125% due 11/01/2027                      3,699

                           725   Philadelphia, Pennsylvania, Authority for IDR, Commercial Development, 7.75% due
                                 12/01/2017                                                                                   734

                         2,500   Philadelphia, Pennsylvania, Authority for IDR, Commercial Development (Days Inn),
                                 Refunding, Series B, 6.50% due 10/01/2027                                                  2,583

                         1,105   Philadelphia, Pennsylvania, Authority for Industrial Development, Senior Living
                                 Revenue Bonds (Arbor House Inc. Project), Series E, 6.10% due 7/01/2033                    1,153

                         1,245   Philadelphia, Pennsylvania, Authority for Industrial Development, Senior Living
                                 Revenue Bonds (Saligman House Project), Series C, 6.10% due 7/01/2033                      1,299

                         3,500   Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds (Guthrie
                                 Healthcare System), Series B, 7.125% due 12/01/2031                                        4,142


Rhode Island - 1.4%      2,820   Rhode Island State Health and Educational Building Corporation, Hospital Financing
                                 Revenue Bonds (Lifespan Obligation Group), 6.50% due 8/15/2032                             3,093


South Carolina - 1.9%    3,020   Medical University Hospital Authority, South Carolina, Hospital Facilities Revenue
                                 Refunding Bonds, Series A, 6.375% due 8/15/2012 (h)                                        3,500

                           850   South Carolina Jobs, EDA, Economic Development Revenue Refunding Bonds (Westminster
                                 Presbyterian Center), 5.375% due 11/15/2030                                                  839


Tennessee - 6.0%         4,500   Hardeman County, Tennessee, Correctional Facilities Corporation Revenue Bonds, 7.75%
                                 due 8/01/2017                                                                              4,660

                         4,575   Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital
                                 Revenue Refunding Bonds (Methodist Healthcare), 6.50% due 9/01/2012 (h)                    5,339

                         3,400   Tennessee Educational Loan Revenue Bonds (Educational Funding South Inc.), AMT,
                                 Senior Series B, 6.20% due 12/01/2021                                                      3,443

Texas - 15.3%            4,000   Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.), First
                                 Tier, Series A, 6.70% due 1/01/2028                                                        4,271

                         1,000   Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company LLC Project),
                                 Series B, 4.75% due 5/01/2029                                                              1,009

                         2,340   Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc. Project),
                                 Series B, 7.75% due 12/01/2018                                                             2,558

                         3,375   Brazos River, Texas, Harbor Navigation District, Brazoria County Environmental Revenue
                                 Refunding Bonds (Dow Chemical Company Project), AMT, Series A-7, 6.625% due 5/15/2033      3,740

                         3,450   Harris County, Texas, Revenue Refunding Bonds, DRIVERS, Series 1111, 7.155%
                                 due 8/15/2009 (e)(j)                                                                       3,728

                         2,430   Harris County, Texas, Revenue Refunding Bonds, DRIVERS, Series 1172-Z, 7.166%
                                 due 8/15/2009 (e)(j)                                                                       2,616

                         1,800   Houston, Texas, Health Facilities Development Corporation, Retirement Facility Revenue
                                 Bonds (Buckingham Senior Living Community), Series A, 7.125% due 2/15/2034                 1,973

                         3,000   Lower Colorado River Authority, Texas, PCR (Samsung Austin Semiconductor), AMT,
                                 6.375% due 4/01/2027                                                                       3,147

                         1,485   Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds
                                 (Reliant Energy Inc.), Series C, 8% due 5/01/2029                                          1,609

                         1,425   Port Corpus Christi, Texas, Individual Development Corporation, Environmental
                                 Facilities Revenue Bonds (Citgo Petroleum Corporation Project), AMT, 8.25% due
                                 11/01/2031                                                                                 1,501

                         5,160   Texas State Department of Housing and Community Affairs, Residential Mortgage
                                 Revenue Bonds, AMT, Series A, 5.70% due 1/01/2033 (d)                                      5,278

                         2,800   Texas State Department of Housing and Community Affairs, Residential Mortgage
                                 Revenue Refunding Bonds, AMT, Series B, 5.25% due 7/01/2022 (d)                            2,900


Vermont - 1.1%           2,370   Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Developmental
                                 and Mental Health), Series A, 6% due 6/15/2017                                             2,479


Virginia - 7.5%          1,150   Chesterfield County, Virginia, IDA, PCR (Virginia Electric and Power Company), Series
                                 A, 5.875% due 6/01/2017                                                                    1,252

                         3,000   Fairfax County, Virginia, EDA, Resource Recovery Revenue Refunding Bonds, AMT,
                                 Series A, 6.10% due 2/01/2011 (b)                                                          3,293

                         3,825   Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds,
                                 Senior Series A, 5.50% due 8/15/2028                                                       3,934

                         1,500   Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds,
                                 Senior Series B, 8.40%* due 8/15/2029                                                        390

                           300   Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds,
                                 Senior Series B, 8.80%* due 8/15/2030                                                         74

                         3,035   Tobacco Settlement Financing Corporation of Virginia, Asset-Backed Revenue Bonds,
                                 5.625% due 6/01/2037                                                                       3,084

                         4,800   Virginia State, GO, Series A, 4.50% due 6/01/2025                                          4,836


Washington - 0.6%        1,365   Seattle, Washington, Housing Authority Revenue Bonds (Replacement Housing Project),
                                 6.125% due 12/01/2032                                                                      1,364


West Virginia - 0.4%     1,000   Princeton, West Virginia, Hospital Revenue Refunding Bonds (Community Hospital
                                 Association Inc. Project), 6% due 5/01/2019                                                  980


Wisconsin - 1.2%           825   Wisconsin State Health and Educational Facilities Authority Revenue Bonds (New
                                 Castle Place Project), Series A, 7% due 12/01/2031                                           853

                         1,755   Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                                 (Synergyhealth Inc.), 6% due 11/15/2032                                                    1,875


Puerto Rico - 2.6%       4,005   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5% due
                                 7/01/2027 (k)                                                                              4,207

                         2,060   Puerto Rico Industrial, Medical and Environmental Pollution Control Facilities
                                 Financing Authority, Special Facilities Revenue Bonds (American Airlines Inc.),
                                 Series A, 6.45% due 12/01/2025                                                             1,633


U.S. Virgin              3,460   Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
Islands - 1.7%                   Coker Project), AMT, 6.50% due 7/01/2021                                                   3,909

                                 Total Municipal Bonds (Cost - $339,128) - 158.3%                                         356,161


                        Shares
                          Held   Short-Term Securities
                             9   Merrill Lynch Institutional Tax-Exempt Fund (f)                                                9

                                 Total Short-Term Securities (Cost - $9) - 0.0%                                                 9

                                 Total Investments (Cost - $339,137**) - 158.3%                                           356,170
                                 Liabilities in Excess of Other Assets - (2.7%)                                           (6,143)
                                 Preferred Stock, at Redemption Value - (55.6%)                                         (125,041)
                                                                                                                       ----------
                                 Net Assets Applicable to Common Stock - 100.0%                                        $  224,986
                                                                                                                       ==========


  * Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

 ** The cost and unrealized appreciation (depreciation) of investments as of January 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                            $      339,137
                                              ==============
    Gross unrealized appreciation             $       18,510
    Gross unrealized depreciation                    (1,477)
                                              --------------
    Net unrealized appreciation               $       17,033
                                              ==============

(a) ACA Insured.

(b) AMBAC Insured.

(c) FGIC Insured.

(d) FNMA/GNMA Collateralized.

(e) FSA Insured.

(f) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net          Dividend
    Affiliate                                   Activity        Income

    Merrill Lynch Institutional
       Tax-Exempt Fund                             -              -*

     * Amount is less than $1,000.


(g) MBIA Insured.

(h) Prerefunded.

(i) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(j) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(k) XL Capital Insured.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniHoldings Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniHoldings Fund, Inc.


Date:  March 20, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniHoldings Fund, Inc.


Date:  March 20, 2006


By:    /s/ Donald C. Burke
       --------------------
       Donald C. Burke
       Chief Financial Officer
       MuniHoldings Fund, Inc.


Date:  March 20, 2006